Form 24F-2

        Annual Notice of Securities Sold Pursuant to Rule 24F-2

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:   Flag Investors Short-Intermediate
                                   Income Fund, Inc. (formerly  Flag
                                   Investors Intermediate-Term Income
                                   Fund, Inc.) One South Street,
                                   Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
     list series or classes):      [X]

3.   Investment Company Act File Number:     811-06084

     Securities Act File Number:   33-34275


4(a).     Last day of fiscal year for which this Form is filed:
          December 31, 1997


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's
               fiscal year).  (See Instruction A.2.)   N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.
                              N/A

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):         $      0.00
                                                         ___________

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:    $25,416,223.00
                                                 _____________


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     (iii)     Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending
          no earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:             $      0.00*
                                                 _____________
          * All shares repurchased or redeemed in the fiscal years ended December 31, 1995 and December 31, 1996 were prepaid and are included in Item 6.

     (iv) Total available redemption credits
          {add Items 5(ii) and 5(iii)}:                  -$25,416,223.00
                                                          _______________


     (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:$         --

     (vi) Redemption credits available for use in $(25,416,223.00)
                                                  ________________
          future years -- if Item 5(i) is less than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:

     (vii) Multiplier for determining registration fee
          (See Instruction C.9):                        x      .000295
                                                          _______________

     (viii) Registration fee due {multiply Item 5(v) by Item
            5(vii)} (enter "0" if no fee is due):     =$            0.00
                                                          _______________
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 2,509,612 shares @ $26,117,815.07. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 1,109,899 shares @ $9,861,805.36.

7.   Interest due -- if this Form is being filed more than 90 days
after the end of the issuer's fiscal year (see Instruction D):   N/A
                                                 +$       --
                                                          _______________

8. Total of the amount of the registration fee due plus any interest due {line 5(viii) plus line 7}:
                                                       =$         0.00
                                                          _______________


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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:      N/A
                         [ ] Wire Transfer
                         [ ] Mail or other means

                              SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli, Treasurer

     *Please print the name and title of the signing officer below the signature.

Date:  March 25, 1998




































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             FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.

                                   SCHEDULE A



                              PROCEEDS FROM SALE                                                           AGGREGATE
                SHARES SOLD        OF SHARES        DRP SHARES      DRP VALUE       SHARES REDEEMED       REDEMPTION
                                                                                                             PRICE

Class A             643,871       $ 6,665,581.07*     188,623     $ 1,939,315.00        2,147,036          $22,186,651.00
Shares
Institutional     1,621,803        16,938,192.00       55,315         574,727.00          310,716            3,229,572.00
Shares
                  =========       ================    =========   ==============        =========          ==============
                  2,265,674       $23,603,773.07*     243,938     $ 2,514,042.00        2,457,752          $25,416,223.00

* Includes front-end sales loads of $9,044.07 on Class A Shares.



 Net Redemption                                                                                                   Shares Sold in
 Carry Forward                          Shares Sold                                Reliance on Rule 24f-2

 3,619,511 shares @ $35,979,620.43      2,509,612 shares @ $26,117,815.07          0


By offsetting the Fund's sales in its fiscal year ended December 31, 1997 with registrations of prior net redemptions, no shares were sold in reliance on Rule 24f-2 in the fiscal year ended December 31, 1997. Accordingly, no fee is due.

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